Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 129,145,000	$ 129,145,000
Aggregate amortization expense of intangible assets	12,745,000	12,744,000	$ 12,744,000
Piranema Spirit [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of revenue - 2016	12,800,000
Amortization of revenue - 2017	12,700,000
Amortization of revenue - 2018	9,100,000
Amortization of revenue - 2019	7,800,000
Amortization of revenue - 2020	7,900,000
Amortization of revenue thereafter	25,500,000
Shuttle Tanker [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	127,100,000	127,100,000
Goodwill impairment	0	0	$ 0
Towage segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	2,000,000	2,000,000
Goodwill impairment	$ 0	$ 0